Other operating income/(expense)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other operating income/(expense)

7. Other operating income/(expense)

	2024 £m	2023 £m	2022 £m
Upfront settlement income(1)	–	–	922
Fair value remeasurements of equity investments	51	(122)	256
Disposal of businesses and assets	246	61	215
Fair value remeasurements on contingent consideration recognised in business combinations(2)	(1,751)	(791)	(1,607)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	(67)	245	(85)
Fair value adjustments on derivative financial instruments	–	7	3
Other (expense)/income	(9)	237	61
	(1,530)	(363)	(235)
(1)On 1 February 2022, ViiV Healthcare reached agreement with Gilead Sciences, Inc (Gilead) to settle the global patent infringement litigation relating to the commercialisation of Gilead’s Biktarvy concerning ViiV Healthcare’s patents relating to dolutegravir, an anti-retroviral medication used, together with other medicines, to treat human immunodeficiency virus (HIV). Under the terms of the global settlement and licensing agreement, Gilead made an upfront payment of $1.25 billion (£922 million) to ViiV Healthcare on 15 February 2022. In addition, Gilead will also pay a 3% royalty on all future US sales of
Biktarvy and in respect of the bictegravir component of any other future bictegravir-containing products sold in the US. These royalties will be payable by
Gilead to ViiV Healthcare from 1 February 2022 until the expiry of ViiV Healthcare’s US Patent No. 8,129,385 on 5 October 2027 and will be recorded as royalty income in the income statement.
(2)Fair value remeasurements on contingent consideration disclosed above includes the fair value movements on related hedging contracts.
Fair value remeasurements of equity investments in 2024 included a gain of £22 million (2023: £17 million loss) from the remeasurement of the Group’s retained investment in Haleon plc. See details in Note 22, 'Current equity investments'.
Disposal of businesses and assets in 2024 and 2023 primarily includes milestone income.
Disposal of businesses and assets in 2022 includes milestone income and the reversal of provisions no longer required.
Fair value remeasurements on contingent consideration recognised as business combinations included a net charge of £1,533 million related to the acquisition of the former Shionogi-ViiV Healthcare joint venture, and a £206 million net charge payable to
Novartis related to the Vaccines acquisition, together with fair value movements on related hedging contracts.
Other income in 2023 primarily included net income from dividends related to investments, including £49 million dividends received from the retained investment in Haleon plc.